GOODWILL AND OTHER INTANGIBLE ASSETS - Goodwill (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	$ 3,581
Additions	0
Goodwill derecognised without having previously been included in disposal group classified as held for sale	0
Goodwill, ending balance	3,581
Carlin [Member]
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	1,294
Additions	0
Goodwill derecognised without having previously been included in disposal group classified as held for sale	0
Goodwill, ending balance	1,294
Cortez [Member]
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	899
Additions	0
Goodwill derecognised without having previously been included in disposal group classified as held for sale	0
Goodwill, ending balance	899
Turquoise Ridge [Member]
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	722
Additions	0
Goodwill derecognised without having previously been included in disposal group classified as held for sale	0
Goodwill, ending balance	722
Phoenix [Member]
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	119
Additions	0
Goodwill derecognised without having previously been included in disposal group classified as held for sale	0
Goodwill, ending balance	119
Hemlo [Member]
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	63
Additions	0
Goodwill derecognised without having previously been included in disposal group classified as held for sale	0
Goodwill, ending balance	63
Loulo-Gounkoto [Member]
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning balance	484
Additions	0
Goodwill derecognised without having previously been included in disposal group classified as held for sale	0
Goodwill, ending balance	$ 484